Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Allowance for Credit Losses

The activity for the allowance for credit losses during the three months ended March 31, 2026 and 2025 is set forth in the table below:

	Balance at Beginning of Period	Charged to Expenses	Deductions from the Allowance	Balance at End of Period
Three Months ended March 31, 2026 Allowance for Credit Losses	$464,000	$165,000	$—	$629,000
Three Months ended March 31, 2025 Allowance for Credit Losses	$396,000	$20,000	$—	$416,000

Schedule of Inventories

Inventories consist of the following at:

	March 31, 2026	December 31, 2025
Raw Materials	$6,372,000	$7,306,000
Work In Progress	18,663,000	17,072,000
Semi-Finished Goods	9,428,000	9,206,000
Final-Finished Goods	819,000	677,000
Total Inventory	$35,282,000	$34,261,000

Schedule of Credit and Concentration Risks

The composition of customers that exceeded 10% of net sales for the three months ended March 31, 2026 and 2025 are shown below:

Customer	Percentage of Net Sales
	2026	2025
Lockheed Martin	34.4%	39.6%
RTX(a)	28.4%	28.8%

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceed 10% of accounts receivable at March 31, 2026 and December 31, 2025 are shown below:

Customer	Percentage of Net Receivables
	March 31, 2026	December 31, 2025
RTX(a)	43.5%	39.8%
Lockheed Martin	16.4%	11.9%

(a)      RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceeded 10% of net sales for the years ended December 31, 2025 or 2024 are shown below:

	Percentage of Net Sales
Customer	2025	2024
RTX(A)	36.2%	29.3%
Lockheed Martin	32.3%	25.1%
Northrop	6.7%	18.3%

(A)     RTX includes Collins Landing Systems and Collins Aerostructures

The composition of customers that exceeded 10% of accounts receivable at December 31, 2025 or 2024 are shown below:

	Percentage of Net Receivables
Customer	2025	2024
RTX(A)	39.8%	38.2%
Lockheed	11.9%	8.6%
Ontic	7.6%	14.6%
Northrop	1.3%	11.0%

(A)     RTX includes Collins Landing Systems and Collins Aerostructures

Schedule of Revenue from Contracts with Customers

The following table summarizes revenue from contracts with customers for the three month periods ended March 31, 2026 and 2025:

Product	March 31, 2026	March 31, 2025
Military	$7,646,000	$8,340,000
Commercial	3,960,000	3,795,000
Total	$11,606,000	$12,135,000

The following table summarizes revenue from contracts with customers for the years ended December 31, 2025 and 2024:

Product	December 31, 2025	December 31, 2024
Military	$27,921,000	$38,498,000
Commercial	20,000,000	16,610,000
Total	$47,921,000	$55,108,000

Schedule of Reconciles Cash and Restricted Cash

The following table reconciles cash and restricted cash reported in the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	March 31, 2026	December 31, 2025
Cash	$286,000	$680,000
Restricted Cash	3,930,000	3,930,000
Total	$4,216,000	$4,610,000

The following table reconciles cash and restricted cash reported with the condensed consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	December 31, 2025	December 31, 2024
Cash	$680,000	$753,000
Restricted Cash	3,930,000	—
Total cash and restricted cash	$4,610,000	$753,000

Schedule of Anti-Dilutive Due to the Net Loss Incurred

The following securities have been excluded from the calculation because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	Three Months Ended
	March 31, 2026	March 31, 2025
Stock Options	395,453	374,503
Restricted Stock Units	188,418	285,628
Convertible notes payable	361,700	361,700
	945,571	1,021,831

The following securities have been excluded from the calculation as the exercise price was greater than the average market price of the common stock and because the effect of including these potential shares was anti-dilutive due to the net loss incurred during that period:

	December 31, 2025	December 31, 2024
Stock Options	425,703	417,003
Restricted Stock units	188,418	282,628
Convertible notes payable	361,700	405,800
	975,821	1,105,431